INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions					12 Months Ended
	Oct. 28, 2019 USD ($) shares	Oct. 28, 2019 CAD ($) $ / shares shares	Mar. 19, 2019 USD ($) shares	Mar. 19, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					$ 76.8	$ 69.0
Purchase of additional shares of associate					5.0
Currency translation adjustment					1.4	(1.2)
Share of net earnings (loss), net of income taxes					(26.0)	12.6
Share of net earnings (loss) recorded as a reduction of the provision					(0.1)	(1.0)
Share of dividends received					(2.1)	(2.1)
Other						(0.5)
Reclassification to assets and liabilities held for sale					(45.0)
Investments in associates and joint ventures, ending balance					10.0	76.8
Associates
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					5.0	7.7
Purchase of additional shares of associate					5.0
Currency translation adjustment					1.4	(1.2)
Share of net earnings (loss), net of income taxes					(1.4)	(1.5)
Share of net earnings (loss) recorded as a reduction of the provision					0.0	0.0
Share of dividends received					0.0	0.0
Other						0.0
Reclassification to assets and liabilities held for sale					0.0
Investments in associates and joint ventures, ending balance					$ 10.0	$ 5.0
INV Metals Inc.
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Purchase of additional shares of associate	$ 4.2	$ 5.6	$ 0.8	$ 1.1
Proportion of ownership interest in associate					35.60%	35.60%
Additional associate shares acquired | shares	13.9	13.9	1.6	1.6
Additional associate shares purchased (in cad per share) | $ / shares		$ 0.40		$ 0.65
Sadiola And Yatela
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
(Loss) earnings from discontinued operations					$ (24.6)	$ 14.1
Sadiola
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					71.8	61.3
Purchase of additional shares of associate					0.0
Currency translation adjustment					0.0	0.0
Share of net earnings (loss), net of income taxes					(24.7)	13.1
Share of net earnings (loss) recorded as a reduction of the provision					0.0	0.0
Share of dividends received					(2.1)	(2.1)
Other						(0.5)
Reclassification to assets and liabilities held for sale					(45.0)
Investments in associates and joint ventures, ending balance					0.0	71.8
Yatela
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					0.0	0.0
Purchase of additional shares of associate					0.0
Currency translation adjustment					0.0	0.0
Share of net earnings (loss), net of income taxes					0.1	1.0
Share of net earnings (loss) recorded as a reduction of the provision					(0.1)	(1.0)
Share of dividends received					0.0	0.0
Other						0.0
Reclassification to assets and liabilities held for sale					0.0
Investments in associates and joint ventures, ending balance					$ 0.0	$ 0.0